SUBSEQUENT EVENTS (Details) - USD ($)		6 Months Ended
	Jul. 16, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Proceeds from PIPE		$ 9,900,000
Subsequent Event
Subsequent Event [Line Items]
Pro forma equity	$ 1,500,000,000
Proceeds from PIPE	$ 80,000,000
Price per share (in dollars per share)	$ 10.00
Subsequent Event | Private Placement, Affiliate Sponsor
Subsequent Event [Line Items]
Consideration received	$ 10,000,000.0